UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® U.S. Equity Central Fund Fidelity® U.S. Equity Central Fund

This semi-annual shareholder report contains information about Fidelity® U.S. Equity Central Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$20,413,513,663
Number of Holdings	384
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.3
Financials	12.8
Communication Services	11.0
Consumer Discretionary	10.1
Health Care	9.4
Industrials	8.1
Consumer Staples	4.8
Energy	2.7
Utilities	2.0
Real Estate	1.8
Materials	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 1.9
Korea (South) - 1.0
Canada - 0.7
United Kingdom - 0.4
Netherlands - 0.4
Belgium - 0.2
Denmark - 0.2
Puerto Rico - 0.1
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.1
Apple Inc	7.0
Alphabet Inc Class A	6.7
Microsoft Corp	6.5
Amazon.com Inc	4.3
Meta Platforms Inc Class A	2.8
Broadcom Inc	2.7
Tesla Inc	2.0
Mastercard Inc Class A	1.8
Micron Technology Inc	1.4
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915172.101    6211-TSRS-0226

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® U.S. Equity Central Fund

Semi-Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® U.S. Equity Central Fund
Consolidated Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	2,600	4,279,964
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	180,000	50,472,490
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	81,300	9,554,376
CANADA - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	251,200	17,141,373
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	284,100	15,515,745
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Athabasca Oil Corp (b)	5,207,800	26,673,589
Cameco Corp (United States)	15,300	1,399,797
Imperial Oil Ltd (e)	622,500	53,780,227
TOTAL ENERGY		81,853,613
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (b)	360,000	16,135,200
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	10,100	2,985,661
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	221,500	6,590,696
TOTAL CANADA		140,222,288
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	1,008,062	10
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	175,000	37,317,000
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	118,500	4,425,975
FRANCE - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Amundi SA (g)(h)	71,494	5,931,794
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Sartorius Stedim Biotech	40,000	9,871,680
TOTAL FRANCE		15,803,474
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	118,000	11,233,600
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Bank SA	1,742,022	13,908,842
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	49,158	1,726,921
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	28,000	8,530,544
KOREA (SOUTH) - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.9%
SK Hynix Inc	404,470	183,089,212
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	242,530	20,318,036
TOTAL KOREA (SOUTH)		203,407,248
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(c)(d)	999,839	1,059,829
NETHERLANDS - 0.4%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (b)	68,000	57,184,600
uniQure NV (b)	108,000	2,584,440
TOTAL HEALTH CARE		59,769,040
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV	15,300	9,306,738
NXP Semiconductors NV	81,863	17,769,183
TOTAL INFORMATION TECHNOLOGY		27,075,921
TOTAL NETHERLANDS		86,844,961
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	366,700	6,304,738
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	142,500	17,744,100
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	82,800	3,848,544
TAIWAN - 1.9%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	1,008,062	0
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.6%
Chroma ATE Inc	1,512,000	37,375,606
Delta Electronics Inc	2,109,000	64,779,504
		102,155,110
Semiconductors & Semiconductor Equipment - 1.3%
Jentech Precision Industrial Co Ltd	253,000	22,151,218
Taiwan Semiconductor Manufacturing Co Ltd	377,000	18,572,787
Taiwan Semiconductor Manufacturing Co Ltd ADR	693,693	210,806,366
		251,530,371
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	192,000	9,247,257
TOTAL INFORMATION TECHNOLOGY		362,932,738
TOTAL TAIWAN		362,932,738
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	8,100	3,687,768
UNITED KINGDOM - 0.4%
Consumer Staples - 0.2%
Beverages - 0.1%
Diageo PLC	762,227	16,424,402
Food Products - 0.0%
Nomad Foods Ltd	365,407	4,571,241
Tobacco - 0.1%
British American Tobacco PLC ADR	384,700	21,781,714
TOTAL CONSUMER STAPLES		42,777,357
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (c)(d)	4,618,325	15,936,694
Insurance - 0.2%
Hiscox Ltd	1,602,636	30,740,688
TOTAL FINANCIALS		46,677,382
TOTAL UNITED KINGDOM		89,454,739
UNITED STATES - 92.2%
Communication Services - 11.0%
Diversified Telecommunication Services - 0.4%
AT&T Inc	3,484,400	86,552,496
GCI Liberty Inc/DEL Class A (b)(c)	264,647	3
		86,552,499
Entertainment - 1.0%
Live Nation Entertainment Inc (b)	54,000	7,695,000
Netflix Inc (b)	770,350	72,228,016
Take-Two Interactive Software Inc (b)	131,600	33,693,548
Walt Disney Co/The	434,500	49,433,065
Warner Bros Discovery Inc (b)	1,098,800	31,667,416
		194,717,045
Interactive Media & Services - 9.5%
Alphabet Inc Class A	4,355,579	1,363,296,227
Meta Platforms Inc Class A	863,725	570,136,235
		1,933,432,462
Media - 0.1%
Fox Corp Class B	99,954	6,490,013
Magnite Inc (b)	1,024,177	16,622,393
		23,112,406
TOTAL COMMUNICATION SERVICES		2,237,814,412
Consumer Discretionary - 10.0%
Automobiles - 2.0%
General Motors Co	85,500	6,952,860
Tesla Inc (b)	876,610	394,229,049
		401,181,909
Broadline Retail - 4.3%
Amazon.com Inc (b)	3,736,068	862,359,216
Etsy Inc (b)	123,600	6,852,384
		869,211,600
Distributors - 0.0%
LKQ Corp (e)	337,400	10,189,480
Diversified Consumer Services - 0.1%
Service Corp International/US	333,800	26,026,386
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	264,200	35,857,224
Booking Holdings Inc	6,181	33,101,295
Chipotle Mexican Grill Inc (b)	663,300	24,542,100
Churchill Downs Inc	181,564	20,658,352
Domino's Pizza Inc	62,619	26,100,852
DraftKings Inc Class A (b)	592,300	20,410,658
Dutch Bros Inc Class A (b)	147,900	9,054,437
Marriott International Inc/MD Class A1	161,376	50,065,290
Starbucks Corp	390,000	32,841,900
Wyndham Hotels & Resorts Inc (e)	192,800	14,567,968
Yum! Brands Inc	220,300	33,326,984
		300,527,060
Household Durables - 0.2%
PulteGroup Inc	239,900	28,130,674
Somnigroup International Inc	150,100	13,400,928
		41,531,602
Specialty Retail - 1.6%
Best Buy Co Inc	54,900	3,674,457
Dick's Sporting Goods Inc	67,000	13,263,990
Floor & Decor Holdings Inc Class A (b)	194,800	11,861,372
Home Depot Inc/The	169,034	58,164,599
Lithia Motors Inc Class A	42,800	14,223,724
Lowe's Cos Inc	606,561	146,278,251
RealReal Inc/The (b)	224,600	3,544,188
Ross Stores Inc	439,200	79,117,488
		330,128,069
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	647,310	41,240,121
PVH Corp	265,621	17,801,919
		59,042,040
TOTAL CONSUMER DISCRETIONARY		2,037,838,146
Consumer Staples - 4.5%
Beverages - 1.4%
Boston Beer Co Inc/The Class A (b)	93,200	18,186,116
Brown-Forman Corp Class B (e)	58,000	1,511,480
Coca-Cola Co/The	1,792,391	125,306,055
Constellation Brands Inc Class A	165,866	22,882,873
Keurig Dr Pepper Inc	2,537,401	71,072,602
Monster Beverage Corp (b)	143,156	10,975,771
PepsiCo Inc	207,400	29,766,048
Primo Brands Corp Class A	531,200	8,685,120
		288,386,065
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A	836,500	14,362,705
BJ's Wholesale Club Holdings Inc (b)	251,100	22,606,533
Costco Wholesale Corp	105,500	90,976,870
Kroger Co/The	227,100	14,189,208
Target Corp	366,955	35,869,851
US Foods Holding Corp (b)	116,300	8,759,716
Walmart Inc	824,300	91,835,263
		278,600,146
Food Products - 0.4%
Bunge Global SA	210,400	18,742,432
Freshpet Inc (b)	141,300	8,609,409
JM Smucker Co	130,700	12,783,767
Lamb Weston Holdings Inc	128,400	5,378,676
Mondelez International Inc	730,312	39,312,695
TreeHouse Foods Inc (b)	251,730	5,938,311
		90,765,290
Household Products - 0.7%
Colgate-Palmolive Co	11,600	916,632
Energizer Holdings Inc	1,546,001	30,749,960
Kimberly-Clark Corp	76,500	7,718,085
Procter & Gamble Co/The	737,693	105,718,784
		145,103,461
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	109,100	11,424,952
Herbalife Ltd (b)	52,400	675,436
Kenvue Inc	2,449,212	42,248,907
		54,349,295
Tobacco - 0.3%
Philip Morris International Inc	340,553	54,624,701
TOTAL CONSUMER STAPLES		911,828,958
Energy - 2.3%
Energy Equipment & Services - 0.1%
SLB Ltd	441,500	16,944,770
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp	333,206	50,783,926
ConocoPhillips	661,500	61,923,015
Exxon Mobil Corp	1,928,938	232,128,399
Murphy Oil Corp	463,200	14,475,000
Phillips 66	154,900	19,988,296
Shell PLC ADR	501,700	36,864,916
Valero Energy Corp	254,386	41,411,497
		457,575,049
TOTAL ENERGY		474,519,819
Financials - 12.4%
Banks - 4.7%
Bancorp Inc/The (b)	617,054	41,663,486
Bank of America Corp	4,392,814	241,604,771
BOK Financial Corp	76,138	9,019,307
Citigroup Inc	939,293	109,606,100
Comerica Inc	207,377	18,027,283
First Horizon Corp	870,186	20,797,445
JPMorgan Chase & Co	270,144	87,045,800
KeyCorp	1,357,741	28,023,774
M&T Bank Corp	177,770	35,817,100
Synovus Financial Corp	184,805	9,249,490
Truist Financial Corp	949,200	46,710,132
UMB Financial Corp	143,700	16,531,248
US Bancorp	1,093,536	58,351,081
Wells Fargo & Co	2,157,087	201,040,508
Wintrust Financial Corp	121,300	16,960,166
		940,447,691
Capital Markets - 3.0%
Bank of New York Mellon Corp/The	137,612	15,975,377
Blackrock Inc	78,600	84,128,724
Blue Owl Capital Inc Class A	745,176	11,132,929
Carlyle Group Inc/The	229,214	13,548,840
Cboe Global Markets Inc	38,319	9,618,069
Charles Schwab Corp/The	1,070,100	106,913,692
Evercore Inc Class A	30,399	10,343,260
Goldman Sachs Group Inc/The	31,303	27,515,337
Intercontinental Exchange Inc	351,000	56,847,960
KKR & Co Inc Class A	389,800	49,691,704
MarketAxess Holdings Inc	202,647	36,729,769
Moody's Corp	65,280	33,348,288
Nasdaq Inc	274,187	26,631,783
Northern Trust Corp	249,800	34,120,182
Raymond James Financial Inc	179,992	28,904,915
State Street Corp	357,800	46,159,778
StepStone Group Inc rights 12/31/2038 (b)(c)	18,125	1,253,706
Tradeweb Markets Inc Class A	19,098	2,053,799
Virtu Financial Inc Class A	696,664	23,212,844
Wealthfront Corp (b)(e)	140,000	1,902,600
		620,033,556
Consumer Finance - 0.2%
Capital One Financial Corp	150,379	36,445,854
SLM Corp	454,087	12,287,594
		48,733,448
Financial Services - 2.7%
Apollo Global Management Inc	403,840	58,459,878
Berkshire Hathaway Inc Class A (b)	45	33,966,000
Berkshire Hathaway Inc Class B (b)	84,584	42,516,148
Block Inc Class A (b)	97,212	6,327,529
Corpay Inc (b)	94,100	28,317,513
Mastercard Inc Class A	634,684	362,328,402
UWM Holdings Corp Class A	678,533	2,971,975
Voya Financial Inc	325,200	24,224,148
		559,111,593
Insurance - 1.8%
American Financial Group Inc/OH	235,515	32,190,190
Arthur J Gallagher & Co	201,628	52,179,310
Assurant Inc	83,666	20,150,956
Baldwin Insurance Group Inc/The Class A (b)	352,000	8,458,560
Brighthouse Financial Inc (b)	92,783	6,011,410
Brown & Brown Inc	349,525	27,857,143
Chubb Ltd	266,031	83,033,596
Hartford Insurance Group Inc/The	246,847	34,015,517
Marsh & McLennan Cos Inc	81,929	15,199,468
Reinsurance Group of America Inc	177,500	36,114,150
Travelers Companies Inc/The	66,286	19,226,917
Unum Group	273,681	21,210,278
Willis Towers Watson PLC	36,464	11,982,070
		367,629,565
TOTAL FINANCIALS		2,535,955,853
Health Care - 8.3%
Biotechnology - 2.1%
AbbVie Inc	405,000	92,538,450
Alnylam Pharmaceuticals Inc (b)	78,500	31,215,525
Biogen Inc (b)	90,000	15,839,100
Caris Life Sciences Inc (b)	520,000	14,029,600
Centessa Pharmaceuticals PLC ADR (b)	480,000	12,004,800
CG oncology Inc (b)	120,000	4,982,400
Cogent Biosciences Inc (b)	650,000	23,088,000
Cytokinetics Inc (b)	208,000	13,216,320
Disc Medicine Inc (b)	190,000	15,087,900
Gilead Sciences Inc	285,000	34,980,900
Kiniksa Pharmaceuticals International Plc Class A (b)	100,000	4,125,000
Legend Biotech Corp ADR (b)	828,000	18,000,720
Mineralys Therapeutics Inc (b)	280,000	10,161,200
Moderna Inc (b)	580,000	17,104,200
Nuvalent Inc Class A (b)	167,000	16,798,530
Praxis Precision Medicines Inc (b)	38,000	11,200,120
Scholar Rock Holding Corp (b)	51,439	2,265,888
Soleno Therapeutics Inc (b)	154,000	7,130,200
Ultragenyx Pharmaceutical Inc (b)	160,000	3,680,000
Vaxcyte Inc (b)	280,000	12,919,200
Veracyte Inc (b)	345,000	14,524,500
Viking Therapeutics Inc (b)	165,000	5,804,700
Viridian Therapeutics Inc (b)	460,000	14,315,200
Zenas Biopharma Inc (d)	311,842	11,322,983
Zenas Biopharma Inc (b)	70,000	2,541,700
		408,877,136
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp (b)	1,300,000	123,955,001
Edwards Lifesciences Corp (b)	528,000	45,012,000
Insulet Corp (b)	130,000	36,951,200
Intuitive Surgical Inc (b)	42,800	24,240,208
Kestra Medical Technologies Ltd	280,000	7,425,600
Masimo Corp (b)	345,000	44,870,700
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	4,627	55,940
Medline Inc Class A	450,000	18,900,000
Penumbra Inc (b)	226,000	70,265,660
Saluda Medical Inc (d)(f)	41,267	392,438
Stryker Corp	77,500	27,238,925
		399,307,672
Health Care Providers & Services - 1.1%
Alignment Healthcare Inc (b)	670,000	13,232,500
BrightSpring Health Services Inc (b)	560,000	20,972,000
Cencora Inc	121,800	41,137,950
Cigna Group/The	60,000	16,513,800
CVS Health Corp	690,000	54,758,400
LifeStance Health Group Inc (b)	940,000	6,617,600
Molina Healthcare Inc (b)	50,000	8,677,000
Privia Health Group Inc (b)	640,000	15,174,400
Surgery Partners Inc (b)	250,000	3,862,500
UnitedHealth Group Inc	154,000	50,836,940
		231,783,090
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	130,000	29,019,900
Waystar Holding Corp (b)	620,000	20,305,000
		49,324,900
Life Sciences Tools & Services - 1.2%
10X Genomics Inc Class A (b)	760,000	12,395,600
Danaher Corp	574,000	131,400,080
IQVIA Holdings Inc (b)	135,000	30,430,350
Repligen Corp (b)	118,000	19,335,480
Thermo Fisher Scientific Inc	97,500	56,496,375
		250,057,885
Pharmaceuticals - 1.7%
Amylyx Pharmaceuticals Inc (b)	330,000	3,986,400
Axsome Therapeutics Inc (b)	28,000	5,113,920
Crinetics Pharmaceuticals Inc (b)	415,000	19,318,250
Eli Lilly & Co	152,500	163,888,700
Johnson & Johnson	305,000	63,119,750
Merck & Co Inc	330,000	34,735,800
Roche Holding AG non-voting shares	55,000	22,713,365
Royalty Pharma PLC Class A	500,000	19,320,000
Structure Therapeutics Inc ADR (b)	100,000	6,955,000
WaVe Life Sciences Ltd (b)	800,000	13,600,000
		352,751,185
TOTAL HEALTH CARE		1,692,101,868
Industrials - 8.1%
Aerospace & Defense - 2.8%
Boeing Co (b)	437,520	94,994,342
GE Aerospace	594,700	183,185,442
Howmet Aerospace Inc	401,900	82,397,538
Lockheed Martin Corp	118,500	57,314,895
Northrop Grumman Corp	74,000	42,195,540
RTX Corp	176,100	32,296,740
TransDigm Group Inc	44,400	59,045,340
		551,429,837
Building Products - 0.6%
Trane Technologies PLC	311,310	121,161,852
Commercial Services & Supplies - 0.3%
Cintas Corp	180,200	33,890,214
Republic Services Inc	156,300	33,124,659
		67,014,873
Construction & Engineering - 0.2%
Argan Inc	2,800	877,296
MasTec Inc (b)	13,800	2,999,706
Quanta Services Inc	101,400	42,796,884
		46,673,886
Electrical Equipment - 1.1%
AMETEK Inc	357,932	73,487,019
Eaton Corp PLC	161,600	51,471,216
GE Vernova Inc	151,250	98,852,463
Nextpower Inc Class A (b)	55,400	4,825,893
		228,636,591
Ground Transportation - 0.6%
CSX Corp	778,078	28,205,328
Old Dominion Freight Line Inc	193,066	30,272,749
Uber Technologies Inc (b)	630,000	51,477,300
Union Pacific Corp	83,800	19,384,615
		129,339,992
Machinery - 2.1%
Caterpillar Inc	169,500	97,101,465
Cummins Inc	142,300	72,637,035
Dover Corp	166,700	32,546,508
Ingersoll Rand Inc	371,800	29,453,996
PACCAR Inc	293,900	32,184,989
Parker-Hannifin Corp	149,300	131,228,728
Westinghouse Air Brake Technologies Corp	166,800	35,603,460
		430,756,181
Professional Services - 0.2%
TransUnion	162,182	13,907,107
Verisk Analytics Inc	124,700	27,894,143
		41,801,250
Trading Companies & Distributors - 0.2%
Fastenal Co	474,000	19,021,620
United Rentals Inc	21,400	17,319,448
		36,341,068
TOTAL INDUSTRIALS		1,653,155,530
Information Technology - 30.2%
Communications Equipment - 1.5%
Arista Networks Inc (b)	969,385	127,018,517
Cisco Systems Inc	1,318,316	101,549,881
Lumentum Holdings Inc (b)	152,900	56,357,411
Motorola Solutions Inc	46,300	17,747,716
		302,673,525
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	451,724	61,045,981
Coherent Corp (b)	231,000	42,635,670
Corning Inc	306,600	26,845,896
		130,527,547
IT Services - 0.0%
Accenture PLC Class A	9,000	2,414,700
X.Ai Holdings Corp Class A (c)(d)	88,534	6,680,776
		9,095,476
Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices Inc (b)	55,900	11,971,544
Broadcom Inc	1,590,498	550,471,358
First Solar Inc (b)	249,997	65,306,716
Lam Research Corp	243,000	41,596,740
MACOM Technology Solutions Holdings Inc (b)	18,000	3,083,039
Marvell Technology Inc	902,644	76,706,687
Micron Technology Inc	994,050	283,711,811
NVIDIA Corp	8,828,899	1,646,589,664
SiTime Corp (b)	31,700	11,196,123
		2,690,633,682
Software - 7.7%
Cadence Design Systems Inc (b)	189,989	59,386,762
Datadog Inc Class A (b)	508,000	69,082,920
Figma Inc Class A	29,800	1,113,626
Microsoft Corp	2,711,842	1,311,501,028
Oracle Corp	43,000	8,381,130
Palantir Technologies Inc Class A (b)	271,400	48,241,350
Pivotal Software Inc rights (b)(c)	2,115,467	21
Synopsys Inc (b)	125,600	58,996,832
		1,556,703,669
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	5,268,276	1,432,233,514
Sandisk Corp/DE	5,301	1,258,351
Western Digital Corp	70,300	12,110,581
		1,445,602,446
TOTAL INFORMATION TECHNOLOGY		6,135,236,345
Materials - 1.6%
Chemicals - 1.0%
Air Products and Chemicals Inc	72,689	17,955,637
Balchem Corp	42,000	6,441,120
Chemours Co/The	158,800	1,872,252
Corteva Inc	296,500	19,874,395
Dow Inc	286,100	6,689,018
Ecolab Inc	131,500	34,521,380
Linde PLC	169,600	72,315,744
LyondellBasell Industries NV Class A1	249,400	10,799,020
Mosaic Co/The	631,100	15,203,199
Sherwin-Williams Co/The	48,400	15,683,052
Solstice Advanced Materials Inc	188,400	9,152,472
		210,507,289
Construction Materials - 0.2%
CRH PLC	100,100	12,492,480
Martin Marietta Materials Inc	38,622	24,048,375
		36,540,855
Containers & Packaging - 0.0%
International Paper Co	336,400	13,250,795
Metals & Mining - 0.4%
Alcoa Corp	82,000	4,357,480
Freeport-McMoRan Inc	311,400	15,816,006
Newmont Corp	332,600	33,210,110
Nucor Corp	132,800	21,661,008
		75,044,604
TOTAL MATERIALS		335,343,543
Real Estate - 1.8%
Health Care REITs - 0.3%
Ventas Inc	767,700	59,404,626
Industrial REITs - 0.2%
Prologis Inc	280,671	35,830,460
Terreno Realty Corp	117,600	6,904,296
		42,734,756
Real Estate Management & Development - 0.2%
Jones Lang LaSalle Inc (b)	91,620	30,827,381
Zillow Group Inc Class C (b)	74,600	5,089,211
		35,916,592
Residential REITs - 0.2%
Camden Property Trust	313,483	34,508,209
Invitation Homes Inc	301,300	8,373,127
		42,881,336
Retail REITs - 0.2%
Acadia Realty Trust	730,400	15,002,416
Macerich Co/The	586,400	10,824,944
NNN REIT Inc	282,100	11,179,623
Tanger Inc	362,100	12,083,277
		49,090,260
Specialized REITs - 0.7%
American Tower Corp	282,000	49,510,740
Equinix Inc	61,300	46,965,608
Extra Space Storage Inc	183,300	23,869,326
Iron Mountain Inc	143,900	11,936,505
Public Storage	36,851	9,562,835
		141,845,014
TOTAL REAL ESTATE		371,872,584
Utilities - 2.0%
Electric Utilities - 1.5%
Alliant Energy Corp	109,200	7,099,092
American Electric Power Co Inc	55,400	6,388,174
Constellation Energy Corp	131,971	46,621,395
Duke Energy Corp	301,000	35,280,210
Entergy Corp	249,592	23,069,789
Evergy Inc	199,400	14,454,506
Exelon Corp	532,800	23,224,752
NextEra Energy Inc	805,417	64,658,877
NRG Energy Inc	147,288	23,454,141
PG&E Corp	1,030,606	16,561,838
PPL Corp	439,000	15,373,780
Southern Co/The	129,346	11,278,971
Xcel Energy Inc	282,400	20,858,064
		308,323,589
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	145,600	2,087,904
Talen Energy Corp (b)	2,200	824,648
Vistra Corp	150,578	24,292,749
		27,205,301
Multi-Utilities - 0.4%
Ameren Corp	177,400	17,715,164
CenterPoint Energy Inc	432,200	16,570,548
NiSource Inc	318,402	13,296,467
Sempra	372,206	32,862,068
		80,444,247
TOTAL UTILITIES		415,973,137
TOTAL UNITED STATES		18,801,640,195
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	579,180	15,528,632
TOTAL COMMON STOCKS (Cost $11,139,251,055)		19,889,928,976

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (c)(d) (Cost $657,709)	514,760	657,709

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(c)(d)	361,330	2,883,413
UNITED STATES - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(c)(d)	21,928	1,923,963
Health Care - 0.1%
Biotechnology - 0.1%
Asimov Inc Series B (b)(c)(d)	35,044	965,462
Cleerly Inc Series C (b)(c)(d)	411,426	5,151,054
Element Biosciences Inc Series C (b)(c)(d)	195,016	1,472,371
ElevateBio LLC Series C (b)(c)(d)	626,000	1,195,660
		8,784,547
Health Care Equipment & Supplies - 0.0%
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	92,546	3,130,831
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(i)	141,317	360,358
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	67,586	2,264,807
Aledade Inc Series E1 (b)(c)(d)	14,822	496,685
Wugen Inc Series B (b)(c)(d)	155,150	246,689
		3,008,181
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	1,112,588	801,063
Galvanize Therapeutics Series C-1 (c)(d)	1,714,137	754,220
		1,555,283
TOTAL HEALTH CARE		16,839,200
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series F (c)(d)	28,600	6,672,380
Databricks Inc Series L (c)(d)	5,400	1,026,000
OpenAI Group Pbc Series A-2 (c)(d)	8,784	4,194,184
OpenAI Group Pbc Series A-3 (c)(d)	931	444,534
TOTAL INFORMATION TECHNOLOGY		12,337,098
Materials - 0.0%
Chemicals - 0.0%
Manus Bio Inc Series One-6 (c)(d)	356,485	1,183,530
TOTAL UNITED STATES		32,283,791
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,859,383)		35,167,204

U.S. Treasury Obligations - 0.1%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2026	3.89	12,530,000	12,530,000
US Treasury Bills 0% 1/8/2026 (k)	3.89	1,870,000	1,868,918
US Treasury Bills 0% 3/12/2026 (k)	3.57 to 3.58	4,130,000	4,101,927
US Treasury Bills 0% 3/26/2026 (k)	3.58	5,000,000	4,959,453
US Treasury Bills 0% 3/5/2026 (k)	3.59	4,290,000	4,263,885
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,720,619)			27,724,183

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.79	387,312,414	387,389,877
Fidelity Securities Lending Cash Central Fund (l)(m)	3.77	43,013,910	43,018,211
TOTAL MONEY MARKET FUNDS (Cost $430,408,646)			430,408,088

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $11,644,897,412)	20,383,886,160
NET OTHER ASSETS (LIABILITIES) - 0.1%	29,627,503
NET ASSETS - 100.0%	20,413,513,663

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	664	3/2026	228,831,000	238,965

The notional amount of long futures as a percentage of Net Assets is 1.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,553,537 or 0.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $392,438 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,931,794 or 0.0% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,931,794 or 0.0% of net assets.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,959,319.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	2,587,915

Aledade Inc Series E1	5/20/2022	738,349

Anthropic PBC Series F	8/18/2025	4,031,673

Asimov Inc Series B	10/29/2021	3,247,902

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	4,279,964

Cleerly Inc Series C	7/8/2022	4,846,846

Databricks Inc Series L	12/18/2025	1,026,000

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	5,132,023

Element Biosciences Inc Series C	6/21/2021	4,008,886

ElevateBio LLC Series C	3/9/2021	2,626,070

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	657,709

Galvanize Therapeutics Series B	3/29/2022	1,926,207

Galvanize Therapeutics Series C-1	7/7/2025	754,220

Jumo World Holding Limited	9/6/2023	8,500,538

Manus Bio Inc Series One-6	3/30/2021	3,739,275

Medical Microinstruments Inc/Italy Series C	2/16/2024	3,084,901

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

OpenAI Group Pbc Series A-2	9/30/2024	1,650,181

OpenAI Group Pbc Series A-3	8/4/2025	285,800

Saluda Medical Inc	3/12/2023 - 10/30/2025	2,470,559

Starling Bank Ltd	6/18/2021	8,257,037

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	4,056,252

Waymo LLC Series C2	10/18/2024	1,714,798

Wugen Inc Series B	7/9/2021	1,203,173

X.Ai Holdings Corp Class A	10/27/2021	2,390,803

Zenas Biopharma Inc	10/8/2025	5,924,998

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	102,389,244	2,482,754,633	2,197,769,347	6,721,314	15,347	-	387,389,877	387,312,414	0.7%
Fidelity Securities Lending Cash Central Fund	23,357,094	310,094,491	290,437,380	55,977	4,565	(559)	43,018,211	43,013,910	0.1%
Total	125,746,338	2,792,849,124	2,488,206,727	6,777,291	19,912	(559)	430,408,088

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,237,814,412	2,237,814,409	-	3
Consumer Discretionary	2,063,254,038	2,063,254,038	-	-
Consumer Staples	970,122,060	953,697,658	16,424,402	-
Energy	562,678,170	562,678,170	-	-
Financials	2,623,004,721	2,604,754,492	-	18,250,229
Health Care	1,876,900,888	1,854,131,573	22,713,365	55,950
Industrials	1,653,155,530	1,653,155,530	-	-
Information Technology	6,748,136,189	6,506,664,849	230,510,579	10,960,761
Materials	367,017,247	367,017,247	-	-
Real Estate	371,872,584	371,872,584	-	-
Utilities	415,973,137	415,973,137	-	-

Convertible Corporate Bonds
Health Care	657,709	-	-	657,709

Convertible Preferred Stocks
Consumer Discretionary	1,923,963	-	-	1,923,963
Health Care	19,722,613	-	-	19,722,613
Information Technology	12,337,098	-	-	12,337,098
Materials	1,183,530	-	-	1,183,530

U.S. Treasury Obligations	27,724,183	-	27,724,183	-

Money Market Funds	430,408,088	430,408,088	-	-
Total Investments in Securities:	20,383,886,160	20,021,421,775	297,372,529	65,091,856
Derivative Instruments:

Assets
Futures Contracts	238,965	238,965	-	-
Total Assets	238,965	238,965	-	-
Total Derivative Instruments:	238,965	238,965	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	238,965	-
Total Equity Risk	238,965	-
Total Value of Derivatives	238,965	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,860,880) - See accompanying schedule:
Unaffiliated issuers (cost $11,214,488,766)	$19,953,478,072
Fidelity Central Funds (cost $430,408,646)	430,408,088

Total Investment in Securities (cost $11,644,897,412)		$20,383,886,160
Cash		692,125
Foreign currency held at value (cost $6,582,900)		6,610,975
Receivable for investments sold		16,041,966
Receivable for fund shares sold		84,834,989
Dividends receivable		12,703,390
Interest receivable		33,157
Distributions receivable from Fidelity Central Funds		1,552,663
Other receivables		619,101
Total assets		20,506,974,526
Liabilities
Payable for investments purchased	$47,693,208
Payable for fund shares redeemed	115,959
Payable for daily variation margin on futures contracts	1,718,100
Other payables and accrued expenses	919,321
Collateral on securities loaned	43,014,275
Total liabilities		93,460,863
Net Assets		$20,413,513,663
Net Assets consist of:
Paid in capital		$11,381,274,589
Total accumulated earnings (loss)		9,032,239,074
Net Assets		$20,413,513,663
Net Asset Value, offering price and redemption price per share ($20,413,513,663 ÷ 139,958,570 shares)		$145.85
Consolidated Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$89,458,672
Interest		290,138
Income from Fidelity Central Funds (including $55,977 from security lending)		6,777,291
Total income		96,526,101
Expenses
Custodian fees and expenses	$65,972
Independent trustees' fees and expenses	36,461
Total expenses		102,433
Net Investment income (loss)		96,423,668
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $129,352)	703,461,430
Fidelity Central Funds	19,912
Foreign currency transactions	(238,418)
Futures contracts	13,205,045
Total net realized gain (loss)		716,447,969
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $214,915)	1,505,581,036
Fidelity Central Funds	(559)
Assets and liabilities in foreign currencies	10,843
Futures contracts	238,965
Total change in net unrealized appreciation (depreciation)		1,505,830,285
Net gain (loss)		2,222,278,254
Net increase (decrease) in net assets resulting from operations		$2,318,701,922
Consolidated Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,423,668	$213,775,203
Net realized gain (loss)	716,447,969	2,359,978,946
Change in net unrealized appreciation (depreciation)	1,505,830,285	(172,761,103)
Net increase (decrease) in net assets resulting from operations	2,318,701,922	2,400,993,046
Distributions to shareholders	(2,067,391,864)	(1,680,166,025)

Affiliated share transactions
Proceeds from sales of shares	1,561,144,321	1,403,121,261
Reinvestment of distributions	2,067,391,864	1,680,166,025
Cost of shares redeemed	(568,990,398)	(6,026,141,814)

Net increase (decrease) in net assets resulting from share transactions	3,059,545,787	(2,942,854,528)
Total increase (decrease) in net assets	3,310,855,845	(2,222,027,507)

Net Assets
Beginning of period	17,102,657,818	19,324,685,325
End of period	$20,413,513,663	$17,102,657,818

Other Information
Shares
Sold	10,329,593	9,965,190
Issued in reinvestment of distributions	14,113,527	11,776,230
Redeemed	(3,773,411)	(43,793,288)
Net increase (decrease)	20,669,709	(22,051,868)

Consolidated Financial Highlights
Fidelity® U.S. Equity Central Fund

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$143.37	$136.72	$120.25	$102.27	$132.73	$100.00
Income from Investment Operations
Net investment income (loss) B,C	.79	1.63	1.60	1.47	1.41	1.05
Net realized and unrealized gain (loss)	18.59	17.56	22.76	19.57	(19.85)	33.21
Total from investment operations	19.38	19.19	24.36	21.04	(18.44)	34.26
Distributions from net investment income	(1.03)	(1.72)	(1.62)	(1.52)	(1.38)	(.87)
Distributions from net realized gain	(15.87)	(10.82)	(6.27)	(1.54)	(10.64)	(.66)
Total distributions	(16.90)	(12.54)	(7.89)	(3.06)	(12.02)	(1.53)
Net asset value, end of period	$145.85	$143.37	$136.72	$120.25	$102.27	$132.73
Total Return D,E	13.50%	14.15%	21.24%	20.95%	(15.73)%	34.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-% I
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-% I
Net investment income (loss)	1.04% I	1.18%	1.28%	1.34%	1.10%	1.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$20,413,514	$17,102,658	$19,324,685	$16,699,457	$16,632,716	$28,240,621
Portfolio turnover rate J	46 % I	60%	44%	31%	34% K	47% I,L

AFor the period September 18, 2020 (commencement of operations) through June 30, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the merger.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Fidelity U.S. Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,997,182,642
Gross unrealized depreciation	(306,094,242)
Net unrealized appreciation (depreciation)	$8,691,088,400
Tax cost	$11,693,036,725

The Fund elected to defer to its next fiscal year approximately $52,209,929 of capital losses recognized during the period November 1, 2024 to June 30, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity U.S. Equity Central Fund	360,358	-A

A Amount represents less than .005%.

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Equity Central Fund	4,944,566,399	4,199,575,294
6.Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Directors have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Equity Central Fund	$615,956

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity U.S. Equity Central Fund	85,839

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. @Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Equity Central Fund	397,558,854	391,803,563	55,372,233
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity U.S. Equity Central Fund	5,923	763	-
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900194.105
USE-SANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026